Note 2 - Investments	12 Months Ended
Dec. 31, 2011
Investments Disclosure [Text Block]

NOTE B - Investments

The Company limits credit risk by investing primarily in investment grade securities and by diversifying its investment portfolio among government and corporate bonds and mortgage loans. The Company manages its fixed income portfolio to diversify between and within industry sectors. Investments in available-for-sale securities at December 31 are summarized as follows:

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
U.S. government obligations	$52,208,593	$4,134,415	$-	$56,343,008
States and political subdivisions	47,104,054	6,067,945	-	53,171,999
Corporate	208,379,560	15,791,790	603,218	223,568,132
Foreign	26,931,549	2,531,890	447,179	29,016,260
Asset-backed securities	5,041,278	438,652	735	5,479,195
Mortgage-backed securities (MBS):
Commercial MBS	7,893,233	414,233	-	8,307,466
Residential MBS	42,231,524	3,523,084	-	45,754,608
Total fixed maturity securities	$389,789,791	$32,902,009	$1,051,132	$421,640,668
Equity securities:
U.S. agencies	552,800	-	-	552,800
Mutual funds	318,283	52,253	-	370,536
Nonredeemable corporate preferred	-	-	-	-
Corporate common stock	228,595	234,535	10,326	452,804
Total equity securities	1,099,678	286,788	10,326	1,376,140
Total	$390,889,469	$33,188,797	$1,061,458	$423,016,808

2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale securities:
U.S. government obligations	$36,241,751	$2,039,206	$459	$38,280,498
States and political subdivisions	46,017,006	1,586,463	560,751	47,042,718
Corporate	141,595,890	9,591,286	513,357	150,673,819
Foreign	20,326,137	2,331,581	128,818	22,528,900
Asset-backed securities	5,719,748	477,989	1,533	6,196,204
Mortgage-backed securities (MBS):
Commercial MBS	8,061,043	363,836	-	8,424,879
Residential MBS	37,627,514	2,731,312	49,582	40,309,244
Total fixed maturity securities	$295,589,089	$19,121,673	$1,254,500	$313,456,262
Equity securities:
U.S. agencies	552,800	-	-	552,800
Mutual funds	2,106,380	472,991	8,146	2,571,225
Nonredeemable corporate preferred	990,000	-	42,810	947,190
Corporate common stock	228,595	226,533	1,572	453,556
Total equity securities	3,877,775	699,524	52,528	4,524,771
Total	$299,466,864	$19,821,197	$1,307,028	$317,981,033

The following table summarizes, for all securities in an unrealized loss position at December 31, 2011 and 2010, the estimated fair value, pre-tax gross unrealized loss and number of securities by length of time that those securities have been continuously in an unrealized loss position.

	December 31, 2011			December 31, 2010
	Estimated Fair Value	Gross Unrealized Loss	Number of Securities	Estimated Fair Value	Gross Unrealized Loss	Number of Securities
Fixed Maturities:
Less than 12 months:
U.S. government obligations	$-	$-	-	$155,391	$459	2
States and political subdivisions	-	-	-	15,633,403	560,751	21
Corporate	20,516,939	603,218	20	14,585,855	438,252	11
Foreign	1,875,940	122,315	1	-	-	-
Asset-backed securities	58,892	735	1	446,468	1,533	2
Residential MBS	-	-	-	2,784,372	49,582	2
Greater than 12 months:
Corporate	-	-	-	1,926,720	75,105	2
Foreign	653,350	324,864	1	846,630	128,818	1
Total fixed maturities	23,105,121	1,051,132	23	36,378,839	1,254,500	41

Equities:
Less than 12 months:
Mutual funds	-	-	-	310,138	8,146	1
Nonredeemable corporate preferred	-	-	-	947,190	42,810	1
Corporate common stock	100,804	10,326	1	109,556	1,572	1
Total equities	100,804	10,326	1	1,366,884	52,528	3

Total	$23,205,925	$1,061,458	24	$37,745,723	$1,307,028	44

As of December 31, 2011, except for one fixed maturity security with a fair value to cost ratio of 67%, all of the above fixed maturity securities had a fair value to cost ratio equal to or greater than 89% and the equity securities noted above had a fair value to cost ratio of over 90%.  As of December 31, 2010, all of the above fixed maturity securities had a fair value to cost ratio equal to or greater than 86% and the equity securities noted above had a fair value to cost ratio of over 95%.

The Company’s decision to record an impairment loss is primarily based on whether the security’s fair value is likely to remain significantly below its book value in light of all the factors considered. Factors that are considered include the length of time the security’s fair value has been below its carrying amount, the severity of the decline in value, the credit worthiness of the issuer, and the coupon and/or dividend payment history of the issuer.  The Company also assesses whether it intends to sell or whether it is more likely than not that it may be required to sell the security prior to its recovery in value.  For any fixed maturity securities that are other-than-temporarily impaired, the Company determines the portion of the other-than-temporary impairment that is credit-related and the portion that is related to other factors. The credit-related portion is the difference between the expected future cash flows and the amortized cost basis of the fixed maturity security, and that difference is charged to earnings. The non-credit-related portion representing the remaining difference to fair value is recognized in other comprehensive income (loss). Only in the case of a credit-related impairment where management has the intent to sell the security, or it is more likely than not that it will be required to sell the security before recovery of its cost basis, is a fixed maturity security adjusted to fair value and the resulting losses recognized in realized gains/losses in the consolidated statements of income.  Any other-than-temporary impairments on equity securities are recorded in the consolidated statements of income in the periods incurred as the difference between fair value and cost.

Based on our review, the Company recognized no other-than-temporary impairments during the year ended December 31, 2011.  During the third quarter of 2010, the Company recognized an other-than-temporary impairment for its Farmers Capital Bank Corporation common stock holding due to the severity and length of the decline in market value.  This impairment generated a total pre-tax impairment charge of $225,632.  The Company expects to continue to hold this stock; however, no information could be documented to support the recovery in value of the stock in the near term.  The Company experienced no other-than-temporary impairments beyond the Farmers Capital Bank impairment during the year ended December 31, 2010.

During the fourth quarter of 2011, the Company liquidated its equity positions in three Fifth Third mutual funds, including two for which the Company had previously recognized other-than-temporary impairment losses during 2008. These sales generated a pre-tax gain of $495,272. During the second quarter of 2010, the Company sold its $4,000,000 par value Lehman Holdings bonds that were previously impaired in 2008.  This sale generated a pre-tax gain of $171,105.

Management believes that the Company will fully recover its cost basis in the securities held at December 31, 2011, and management does not have the intent to sell nor is it more likely than not that the Company will be required to sell such securities until they recover or mature.  The remaining temporary impairments shown herein are primarily the result of the current interest rate environment rather than credit factors that would imply other-than-temporary impairment.

Net unrealized gains for investments classified as available-for-sale are presented below, net of the effect on deferred income taxes and deferred acquisition costs assuming that the appreciation had been realized.

	December 31
	2011	2010

Net unrealized appreciation on available-for sale securities	$32,127,339	$18,514,169
Adjustment to deferred acquisition costs	(987,662)	(763,222)
Deferred income taxes	(10,805,092)	(6,279,267)
Net unrealized appreciation on available-for sale securities	$20,334,585	$11,471,680

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturity, are presented below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$12,531,220	$12,820,929
Due after one year through five years	77,332,708	82,272,189
Due after five years through ten years	161,404,821	174,354,003
Due after ten years	88,396,285	98,131,473
Due at multiple maturity dates	50,124,757	54,062,074
Total	$389,789,791	$421,640,668

Proceeds during 2011 and 2010 from sales and maturities of investments in available-for-sale securities were $38,460,989 and $50,564,744, respectively.  Gross gains of $567,280 and $2,394,178 and gross losses of $8,279 and $16,277 were realized on those sales during 2011 and 2010, respectively.

Presented below is investment information, including the accumulated and annual change in net unrealized investment gains or losses.  Additionally, the table shows the annual change in net unrealized investment gains (losses) and the amount of realized investment gains (losses) on debt and equity securities for the years ended December 31, 2011 and 2010.

	2011	2010
Change in unrealized investment gains (losses):
Available-for-sale:
Fixed maturities	$13,983,704	$5,489,162
Equity securities	(370,534)	487,297
Realized investment gains (losses):
Available-for-sale:
Fixed maturities	$53,730	$2,355,797
Equity securities	505,271	(203,528)

The Company is required to hold assets on deposit for the benefit of policyholders in accordance with statutory rules and regulations.  At December 31, 2011 and 2010, these required deposits had a total amortized cost of $22,821,430 and $22,674,345, respectively.

Approximately 99.9% of the Company’s mortgage loans involve commercial properties. Mortgage loans are generally issued at loan to value ratios not exceeding 80 percent and are generally secured by personal guarantees. All loans are secured by a first mortgage on the property.  Although approximately 75.6% of the loans outstanding at December 31, 2011 were located in four states (Kentucky, Florida, Texas, and Georgia), the Company believes the risk of loss due to concentrations is low as a result of the remaining loans being dispersed across the southeastern United States, our stringent underwriting requirements, maintaining small average loan balances, and consistent positive performance of the portfolio as a whole.  This is evidenced by the fact that as of December 31, 2011 and 2010, there were no non-performing loans, loans on nonaccrual status, loans 90 days past due or more, loans in process of foreclosure, or restructured loans.

At December 31, 2011, the Company held various real estate investments for the production of income totaling $670,317, net of accumulated depreciation of $467,485. At December 31, 2010, the Company’s real estate investments totaled $682,996, net of accumulated depreciation of $434,196. We had one mortgage loan default during 2010, and we accepted a deed to the real estate in lieu of foreclosure. The property is an office condominium and is located in the Jacksonville, Florida area. The outstanding balance on the loan together with accrued interest and legal expenses was $405,114. The property appraised in December 2010 at a fair market value of $450,000. The Company experienced no mortgage loan defaults during 2011.

During the third quarter of 2011, the Company began purchasing investments in state-guaranteed receivables. These investments represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. At December 31, 2011, the amortized cost and estimated fair value of state-guaranteed receivables, by contractual maturity, are summarized as follows:

	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$469,961	$474,709
Due after one year through five years	1,806,536	1,939,823
Due after five years through ten years	2,004,344	2,429,037
Due after ten years	2,188,071	3,080,784
Total	$6,468,912	$7,924,353

The outstanding balance of state-guaranteed receivables, by state, as of December 31, 2011 is summarized as follows:

Amortized
Cost
New York	$4,247,490
Massachusetts	1,611,607
California	209,073
Texas	185,021
Ohio	109,304
Pennsylvania	106,417
Total	$6,468,912

During the third quarter of 2011, the Company purchased a $3,000,000 position in a Morgan Stanley market-indexed note. The note pays 1% interest annually and matures in six years. At maturity, the Company participates at 110% of any increase in the Dow Jones Industrial Average since the purchase date, but is guaranteed against market-related downside risk. Accordingly, a portion of the investment is classified as a derivative and bifurcated for reporting purposes. The derivative portion, having a cost basis of $645,000 calculated at 21.5% of the total value of the purchase price of the note, is reported as an investment in derivative on the balance sheet. The remaining non-derivative portion of the note is reported within fixed maturities on the balance sheet. This derivative is marked-to-market through the income statement, with the change in value reported as a component of investment income on the income statement. As of December 31, 2011, the derivative investment is valued at $752,700 with a corresponding gain recognized on the mark-to-market adjustment of $107,700.

Major categories of net investment income are summarized as follows:

	2011	2010
Fixed maturities	$16,890,435	$15,755,605
Equity securities	141,660	184,563
Mortgage loans on real estate	1,317,523	1,494,469
Policy loans	489,876	479,367
State-guaranteed receivables	92,652	-
Gain on investment in derivative	107,700	-
Other	169,925	108,145
	$19,209,771	$18,022,149
Investment expenses	1,003,515	904,600
	$18,206,256	$17,117,549